DERIVATIVE INSTRUMENTS (Fair Value of Outstanding Derivative Instruments) (Details) - Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments	$ 4	$ 32
Other account payables and accrued expenses [Member] | Foreign exchange contracts [Member] | Cash Flow Hedging [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments	$ 4	$ 32